Operating Lease Obligations	9 Months Ended
Sep. 30, 2021
Operating Lease Obligations
Operating Lease Obligations

Note 8 – Operating Lease Obligations

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company leases its corporate office space under an operating lease that expires in 2023. The Company accounts for this lease under the provisions of ASC 842 Leases.

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of September 30, 2021:

		September 30,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$180,860
Total lease assets		$180,860

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$138,630
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	50,996
Total lease liability		$189,626

Lease obligations at September 30, 2021 consisted of the following:

Twelve Months Ending September 30,	Leases
2022	$157,800
2023	52,600
Total payments	210,400
Less: imputed interest	(20,774)
Total obligation	189,626
Less: current portion	(138,630)
Non-current capital leases obligations	$50,996

The lease expense for the nine months ended September 30, 2021 was $100,817. The cash paid under operating leases for the nine months ended September 30, 2021 was $92,050. At September 30, 2021, the weighted average remaining lease terms were 1.25 years and the weighted average discount rate was 15%.

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)